Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Revenues:
Transportation	$ 112,120	$ 103,476	$ 97,801
Mining royalty land	5,302	4,483	4,261
Developed property rentals	22,352	19,555	18,044
Total revenues	139,774	127,514	120,106
Cost of operations:
Transportation	102,766	96,000	89,773
Mining royalty land	1,294	1,252	1,404
Developed property rentals	14,019	15,070	13,145
Unallocated corporate	1,261	1,091	1,415
Total cost of operations	119,340	113,413	105,737
Operating profit:
Transportation	9,354	7,476	8,028
Mining royalty land	4,008	3,231	2,857
Developed property rentals	8,333	4,485	4,899
Unallocated corporate	(1,261)	(1,091)	(1,415)
Total operating profit	20,434	14,101	14,369
Gain on termination of sale contract	0	1,039	0
Gain on investment land sold	7,333	0	0
Interest income and other	38	26	303
Equity in loss of joint ventures	(63)	(8)	(39)
Interest expense	(2,520)	(2,638)	(3,346)
Income before income taxes	25,222	12,520	11,287
Provision for income taxes	9,837	4,809	4,298
Income from continuing operations	15,385	7,711	6,989
Gain from discontinued operations, net	0	97	5,222
Net income	$ 15,385	$ 7,808	$ 12,211
Basic earnings per common share
Continuing operations	$ 1.62	$ 0.82	$ 0.75
Discontinued operations	$ 0.00	$ 0.01	$ 0.57
Net income	$ 1.62	$ 0.83	$ 1.32
Diluted earnings per common share
Continuing operations	$ 1.60	$ 0.81	$ 0.74
Discontinued operations	$ 0.00	$ 0.01	$ 0.55
Net income	$ 1.60	$ 0.82	$ 1.29
Number of weighted average shares (in thousands) used in computing:
-basic earnings per common share	9,523	9,360	9,284
-diluted earnings per common share	9,605	9,474	9,451